Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance AOCI December 31, 2012, Defined Benefit Plans Before-Tax	$ (52,470)
Net actuarial gain/(loss), Defined Benefit Plans Before-Tax	100,345	(74,853)	(135,492)
Amortization of prior service costs, Defined Benefit Plans Before-Tax	355
Amortization of net actuarial loss, Defined Benefit Plans Before-Tax	34,177	25,597	15,569
Regulatory adjustment, Defined Benefit Plans Before-Tax	(123,630)	42,771	105,931
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	11,247	(8,041)	(13,125)
Ending Balance AOCI December 31, 2013, Defined Benefit Plans Before-Tax	(41,223)	(52,470)
Beginning Balance AOCI December 31, 2012, Defined Benefit Plans Tax (Expense) Benefit	19,939
Net actuarial gain/(loss), Tax Expense or Benefit	(38,131)	28,444	51,487
Amortization of prior service costs, Defined Benefit Plans Tax (Expense) Benefit	(135)
Amortization of net actuarial loss, Defined Benefit Plans Tax (Expense) Benefit	(12,987)	(9,727)	(5,916)
Regulatory adjustment, Defined Benefit Plans Tax (Expense) Benefit	46,979	(16,253)	(40,254)
Net current period other comprehensive income (loss), Defined Benefit Plans Tax (Expense) Benefit	(4,274)	3,056	4,987
Ending Balance AOCI December 31, 2013, Defined Benefit Plans Tax (Expense) Benefit	15,665	19,939
Beginning Balance AOCI December 31, 2012, Defined Benefit Plans After-Tax	(32,531)
Net actuarial gain/(loss),Defined Benefit Plans After-Tax	62,214	(46,409)	(84,005)
Amortization of prior service costs, Defined Benefit Plans After-Tax	220
Amortization of net actuarial loss, Defined Benefit Plans After-Tax	21,190	15,870	9,653
Regulatory adjustment, AOCI	(76,651)	26,518	65,677
Net current period other comprehensive income (loss), Defined Benefit Plans After-Tax	6,973	(4,985)	(8,138)
Ending Balance AOCI December 31, 2013, Defined Benefit Plans After-Tax	(25,558)	(32,531)
Beginning Balance AOCI December 31, 2012, FSIRS - Before-Tax	(29,378)
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,345	2,801	1,169
Ending Balance AOCI December 31, 2013, FSIRS - Before-Tax	(26,033)	(29,378)
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,271)	(1,064)	(444)
Beginning Balance AOCI December 31, 2012, FSIRS - Tax (Expense) Benefit	11,164
Net current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	(1,271)	(2,189)	6,380
Ending Balance AOCI December 31, 2013, FSIRS - Tax (Expense) Benefit	9,893	11,164
Beginning Balance AOCI December 31, 2012, FSIRS - After-Tax	(18,214)
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,074	1,737	725
Net forward-starting interest rate swaps	2,074	3,571	(10,409)
Ending Balance AOCI December 31, 2013, FSIRS - After-Tax	(16,140)	(18,214)
Beginning Balance AOCI December 31, 2012, AOCI	(50,745)
Net actuarial loss (gain)	62,214	(46,409)	(84,005)
Amounts reclassified into net income (Notes 5 and 12)	2,074	1,737	725
Amortization of prior service costs, AOCI	220
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	21,190	15,870	9,653
Regulatory adjustment, Net-of-Tax Amount	(76,651)	26,518	65,677
Net current period other comprehensive income (loss), AOCI	9,047
Ending Balance AOCI December 31, 2013, AOCI	(41,698)	(50,745)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications, FSIRS - Tax (Expense) Benefit
Other comprehensive income before reclassifications, Defined Benefit Plans Before-Tax	100,345
Other comprehensive income before reclassifications, Defined Benefit Plans Tax (Expense) Benefit	(38,131)
Other comprehensive income before reclassifications, Defined Benefit Plans After-Tax	62,214
Other comprehensive income before reclassifications, FSIRS - Before-Tax
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,345
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,271)
Other comprehensive income before reclassifications, FSIRS - After-Tax
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,074
Other comprehensive income before reclassifications, AOCI	62,214
Amounts reclassified into net income (Notes 5 and 12)	$ 2,074